Supplement dated December 20, 2017
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Asia Pacific ex-Japan Fund	3/1/2017
On November 15, 2017, the Fund's Board of Trustees approved the proposal to change the Fund's name, as well as certain changes to the Fund's principal investment strategies. As a result, effective on or about January 22, 2018 (the Effective Date), the Fund’s name is changed to Columbia Contrarian Asia Pacific Fund. Accordingly, on the Effective Date, all references in the Prospectus and Summary Prospectus to Columbia Asia Pacific ex-Japan Fund are hereby deleted and replaced with Columbia Contrarian Asia Pacific Fund. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The second paragraph under the subsection “Principal Investment Strategies” in the Fund's Summary Prospectus and in the “Summary of the Fund” section of the Fund's Prospectus is hereby revised to include the following sentence:
The Fund typically employs a focused portfolio investing style, which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers.
The rest of the section remains the same.
The information under the subsection “Principal Risks” in the Fund's Summary Prospectus and in the “Summary of the Fund” section of the Fund's Prospectus is hereby revised to add the following:
Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.
The rest of the section remains the same.
The list of portfolio managers under the subsection “Fund Management” in the Fund's Summary Prospectus and in the “Summary of the Fund” section of the Fund's Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Soo Nam Ng, CFA	Head of Asian Equities	Co-Lead Portfolio Manager	January 2018
Christine Seng, CFA	Portfolio Manager	Co-Lead Portfolio Manager	January 2018
The rest of the section remains the same.
The information under the subsection “Principal Investment Strategies” in the “More Information About the Fund” section of the Fund's Prospectus is hereby superseded and replaced with the following:
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in securities of companies located in the Asia Pacific Region, excluding Japan. For these purposes, a company is considered to be “located” in the Asia Pacific Region if (i) it is organized under the laws of a country in the Asia Pacific Region; (ii) its principal place of business or principal office is in the Asia Pacific Region; or (iii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located in the Asia Pacific Region. Countries in the Asia Pacific Region include but are not limited to Australia, China, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. Some of these countries may represent developing or emerging markets. The Fund may seek its objective through investments in, among other instruments, common stocks and depositary receipts. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies.
The Fund may invest in companies that have market capitalizations of any size. The Fund may from time to time emphasize one or more sectors in selecting its investments, including the financial services sector and the information technology sector. The Fund typically employs a focused portfolio investing style, which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers.
The Fund may invest in derivatives and complex securities, including structured investments (such as equity-linked notes, including participation notes, or “P-Notes”), for investment purposes, including as a substitute for a position or exposure to an underlying equity(ies), index, or other asset or reference.
The Fund will normally have exposure to foreign currencies.
Columbia Management Investment Advisers, LLC (the Investment Manager) serves as the investment manager to the Fund and is responsible for oversight of the Fund’s subadviser, Threadneedle International Limited (Threadneedle or the Subadviser), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., the parent company of the Investment Manager.
SUP119_10_004_(12/17)

The “contrarian” nature of the strategy places emphasis on considering securities believed to be suffering from price weaknesses due to current market reaction or sentiment, or liquidity-driven or other factors, but that are believed to possess identifiable price improvement catalysts. The strategy seeks to identify advantageous entry points to buy these securities to capture potential upward valuation contrary to prevailing market sentiment. Contrarian ideas are typically identified through the portfolio manager’s bottom-up analysis. Fundamental analysis with risk management is used in identifying investment opportunities and constructing the Fund’s portfolio.
The portfolio managers choose investments for the Fund by identifying companies that, in their view, possess the following attributes:
■	Strong competitive advantages and a sustainable business model that anchors its ability to protect market share, grow earnings and create value for shareholders;
■	A strong balance sheet which can help support dividend payment or Fund growth;
■	Sufficient transparency and responsible corporate governance; and/or
■	Absence of top-down headwinds that can significantly damage the business.
The return potential of stocks is typically evaluated in terms of dividend yield, value creation by the company, and the potential upward valuation contrary to prevailing market sentiment.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change.
The information under the subsection “Principal Risks” in the “More Information About the Fund” section of the Fund's Prospectus is hereby revised to add the following:
Focused Portfolio Risk. The Fund, because it may invest in a limited number of companies, may have more volatility in its NAV and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s NAV. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities decline in price.
The rest of the section remains the same.
The list of portfolio managers and the biographical information that follows, under the heading “Portfolio Managers” in the “More Information About the Fund — Primary Service Providers” section of the Fund's Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Soo Nam Ng, CFA	Head of Asian Equities	Co-Lead Portfolio Manager	January 2018
Christine Seng, CFA	Portfolio Manager	Co-Lead Portfolio Manager	January 2018
Mr. Ng joined Threadneedle in 2013 as Head of Asian Equities. Prior to joining Threadneedle, Mr. Ng was Chief Investment Officer at Nikko Asset Management Singapore Ltd. Mr. Ng began his investment career in 1995 and earned an Economics degree from the University of Adelaide in Australia.
Ms. Seng joined Threadneedle in 2013 as a Portfolio Manager. Prior to joining Threadneedle, Ms. Seng was a Portfolio Manager at Nikko Asset Management Singapore Ltd. Ms. Seng began her investment career in 1999 and earned a Business degree from Nanyang Technological University in Singapore.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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SUP119_10_004_(12/17)